Basis of Presentation	9 Months Ended
Sep. 30, 2012
Basis of Presentation
Basis of Presentation

1.                          Basis of Presentation

The accompanying condensed consolidated financial statements of the Company are unaudited and do not include all of the information and disclosures generally required for annual financial statements.  In the opinion of management, the statements contain all material adjustments (consisting of normal recurring accruals) necessary to present fairly the Company’s financial position as of September 30, 2012, the results of its operations for the three-month and nine-month periods ended September 30, 2012 and 2011, and its cash flows for the nine-month periods ended September 30, 2012 and 2011.  This report should be read in conjunction with the Company’s Annual Report on Form 10-K, as updated in the Form 8-K/A (filed December 17, 2012), which does contain the complete information and disclosure, for the year ended December 31, 2011.

The Company previously operated via two principal segments, Biospherics and Health Sciences.  Biospherics seeks to develop proprietary products for commercial application.  Health Sciences provided technical and regulatory consulting services to biotechnology and pharmaceutical companies, as well as provided technical support for the Biospherics segment.

During the periods covered by this report, the Company had two wholly-owned subsidiaries, Biospherics Incorporated and Spherix Consulting, Inc., for its two operating segments.  The Company’s Health Sciences contracts are in the name of Spherix Consulting, Inc. and the Company’s patents are in the name of Biospherics Incorporated.  Spherix Incorporated provides management, strategic guidance, business development, marketing and other services to its subsidiaries.  The operations of Spherix Consulting, Inc. have been retroactively adjusted as discontinued operations as a result of the December 3, 2012 sale of the subsidiary (see note 15 “Subsequent Events”).

On May 6, 2011, the Company effected a one-for-ten reverse split of its common stock.  The Company implemented the reverse stock split under the authority granted to the Board of Directors by the Company’s stockholders at the annual meeting of stockholders held on November 17, 2009.  The reverse stock split reduced the number of outstanding shares of Common Stock from 25,624,872 shares to 2,562,488 shares at that time.

On September 21, 2012, the Company effected a one-for-twenty reverse split of its common stock.  The Company implemented the reverse stock split under the authority granted to the Board of Directors by the Company’s stockholders at the annual meeting of stockholders held on August 14, 2012.  The reverse stock split reduced the number of outstanding shares of Common Stock from 4,159,777 shares to 207,806 shares.  All per share amounts and outstanding shares, including all Common Stock equivalents, stock options, equity compensation plans, and warrants, have been retroactively adjusted in the Financial Statements and in the Notes to the Financial Statements for all periods presented to reflect the reverse stock split.